Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A C and Institutional - BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust - Investor C Shares
May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	610
Expense Example, No Redemption, 5 Years	1,053
Expense Example, No Redemption, 10 Years	$ 2,079